Long-term obligations under capital lease (Tables)	9 Months Ended
Sep. 30, 2017
Capital Lease Obligations [Abstract]
Schedule of Long-term Obligations Under Capital Lease

	September 30,	December 31,
	2017	2016
Long-term obligations under capital lease	$615,623	$498,784
Deferred financing fees	(10,636)	(11,565)
Long-term obligations under capital lease	604,987	487,219
Current portion	(40,323)	(27,824)
Long-term obligations under capital lease	$564,664	$459,395